Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020 [3]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred tax liabilities	$ (341,139)	$ (394,060)
Deferred tax assets	27,047	29,695	[2]
Deferred tax liabilities	(368,186)	(423,755)	[2]
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(360,111)	(432,334)		$ (178,087)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(72,032)	(78,888)		(73,496)
Right-of-use assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	7,497	8,025
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	23,111	43,821		10,634
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	53,818	57,961		15,151
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	5,686	10,272		$ 94
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	$ 892	$ (2,917)

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).
[3]	Recasted for adjustments to provisional amounts of UPS Freight prior year’s business combination (see note 5d))